Regulatory Assets and Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Regulatory Assets and Liabilities [Abstract]
REGULATORY ASSETS AND LIABILITIES

4.    REGULATORY ASSETS AND LIABILITIES

Recognition of regulatory assets and liabilities and the amortization periods over which they are expected to be recovered or refunded through rate regulation reflect the decisions of the PUCT.  Components of the regulatory assets and liabilities are provided in the table below.  Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at	Carrying Amount At
	September 30, 2014	September 30, 2014	December 31, 2013

Regulatory assets:
Generation-related regulatory assets securitized by transition bonds (a)(e)	2 years	$183	$281
Employee retirement costs	5 years	59	71
Employee retirement costs to be reviewed (b)(c)	To be determined	241	224
Employee retirement liability (a)(c)(d)	To be determined	520	491
Self-insurance reserve (primarily storm recovery costs) ― net	5 years	135	158
Self-insurance reserve to be reviewed ― net (b)(c)	To be determined	206	196
Securities reacquisition costs (pre-industry restructure)	3 years	26	32
Securities reacquisition costs (post-industry restructure) ― net	Terms of related debt	6	5
Recoverable amounts in lieu of deferred income taxes ― net	Life of related asset or liability	19	42
Rate review expenses (a)	Various	4	4
Advanced meter customer education costs	5 years	7	8
Deferred conventional meter and metering facilities depreciation	Largely 6 years	129	146
Deferred AMS costs	To be determined	101	62
Energy efficiency performance bonus (a)	1 year	25	12
Under-recovered wholesale transmission service expense ― net (a)	1 year	18	37
Other regulatory assets	Various	2	2
Total regulatory assets		1,681	1,771
Regulatory liabilities:
Estimated net removal costs	Life of utility plant	495	385
Investment tax credit and protected excess deferred taxes	Various	18	23
Over-collection of transition bond revenues (a)(e)	2 years	37	35
Energy efficiency programs (a)	Not applicable	20	4
Total regulatory liabilities		570	447
Net regulatory asset		$1,111	$1,324

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Costs incurred since the period covered under the last rate review.
(c)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(d)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(e)

Bondco net regulatory assets of $136 million at September 30, 2014 consisted of $173 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $37 million.  Bondco net regulatory assets of $226 million at December 31, 2013 consisted of $261 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $35 million.

4.    REGULATORY ASSETS AND LIABILITIES

Recognition of regulatory assets and liabilities and the amortization periods over which they are expected to be recovered or refunded through rate regulation reflect the decisions of the PUCT.  Components of the regulatory assets and liabilities are provided in the table below.  Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at	Carrying Amount At
	December 31, 2013	December 31, 2013	December 31, 2012
Regulatory assets:
Generation-related regulatory assets securitized by transition bonds (a)(e)	2 years	$281	$409
Employee retirement costs	6 years	71	87
Employee retirement costs to be reviewed (b)(c)	To be determined	224	186
Employee retirement liability (a)(c)(d)	To be determined	491	738
Self-insurance reserve (primarily storm recovery costs) ― net	6 years	158	190
Self-insurance reserve to be reviewed (b)(c)	To be determined	196	128
Securities reacquisition costs (pre-industry restructure)	3 years	32	41
Securities reacquisition costs (post-industry restructure) ― net	Terms of related debt	5	22
Recoverable amounts in lieu of deferred income taxes ― net	Life of related asset or liability	42	71
Rate review expenses (a)	Largely 2 years	4	6
Advanced meter customer education costs	6 years	8	10
Deferred conventional meter and metering facilities depreciation	Largely 7 years	146	152
Deferred AMS costs	6 years	62	2
Energy efficiency performance bonus (a)	1 year	12	9
Under-recovered wholesale transmission service expense ― net (a)	1 year	37	40
Energy efficiency programs (a)	Not applicable	-	1
Other regulatory assets	Various	2	1
Total regulatory assets		1,771	2,093
Regulatory liabilities:
Estimated net removal costs	Life of utility plant	385	244
Investment tax credit and protected excess deferred taxes	Various	23	28
Over-collection of transition bond revenues (a)(e)	2 years	35	33
Energy efficiency programs (a)	Not applicable	4	-
Total regulatory liabilities		447	305
Net regulatory asset		$1,324	$1,788

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Costs incurred since the period covered under the last rate review.
(c)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(d)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(e)

Bondco net regulatory assets of $226 million at December 31, 2013 consisted of $261 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $35 million.  Bondco net regulatory assets of $335 million at December 31, 2012 consisted of $368 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million.

In August 2011, the PUCT issued a final order in our rate review filed in January 2011.  The rate review included a determination of the recoverability of regulatory assets at June 30, 2010, including the recoverability period of those assets deemed allowable by the PUCT.

In accordance with the PUCT’s August 2009 order in our rate review, the remaining net book value and the approved amount of removal cost of existing conventional meters that were replaced by advanced meters are being charged to depreciation and amortization expense over an 11-year cost recovery period.

In September 2008, the PUCT approved a settlement for us to recover our estimated future investment for advanced metering deployment.  We began billing the AMS surcharge in the January 2009 billing month cycle.  The surcharge is expected to total $1.023 billion over the 11-year recovery period and includes a cost recovery factor of $2.19 per month per residential retail customer and $2.39 to $5.15 per month for non-residential retail customers.  We account for the difference between the surcharge billings for advanced metering facilities and the allowable revenues under the surcharge provisions, which are based on expenditures and an allowed return, as a regulatory asset or liability.  Such differences arise principally as a result of timing of expenditures.  As indicated in the table above, the regulatory asset at December 31, 2013 and 2012 totaled $62 million and $2 million, respectively.

As a result of purchase accounting, in 2007 the carrying value of certain generation-related regulatory assets securitized by transition bonds, which have been reviewed and approved by the PUCT for recovery but without earning a rate of return, was reduced by $213 million.  This amount will be accreted to other income over the recovery period remaining at October 10, 2007 (approximately nine years).

See Note 11 for information regarding nuclear decommissioning cost recovery.